STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended																												2 Months Ended					3 Months Ended	8 Months Ended	12 Months Ended
	Jan. 09, 2017	Apr. 30, 2017	Apr. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	May 31, 2014	Mar. 31, 2014	Oct. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Nov. 30, 2010	Mar. 15, 2017	Feb. 28, 2017	Dec. 31, 2015	Jun. 30, 2015	Aug. 31, 2014	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 15, 2017	May 31, 2015	Apr. 30, 2015
Equity Issuance [Line Items]
Expiration period																																		5 years
Shares expired				100,000																															100,000
Exercise price of shares expired				$ 0.72																															$ 1.69
Number of shares called by warrants																																		4,207,600
Agreement With Institutional Investor Term												36 months
Registering shares of common stock												5,000,000
Share issued, shares																																		4,207,600
Share issued, value																																		$ 3,140,000	$ 24,753		$ 271,885
Common stock, shares authorized					250,000,000								250,000,000																			250,000,000			250,000,000	250,000,000	250,000,000	250,000,000			250,000,000	100,000,000
2016 Equity Incentive Plan [Member]
Equity Issuance [Line Items]
Number of shares authorized under plan					3,000,000																																3,000,000
Exercise Price of $1.75 [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited																		1,150,000
Exercise price of shares cancelled																		$ 1.75
Exercise Price of $1.42 [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited																		400,000
Exercise price of shares cancelled																		$ 1.42
Shares expired																	150,000
Exercise price of shares expired																	$ 1.42
Exercise Price of $1.00 [Member]
Equity Issuance [Line Items]
Shares rescinded/forfeited																		450,000
Exercise price of shares cancelled																		$ 1.00
Shares expired													35,000
Exercise price of shares expired													$ 1.00
Exercise Price of $1.18 [Member]
Equity Issuance [Line Items]
Shares expired										150,000
Exercise price of shares expired										$ 1.18
Exercise Price of $1.12 [Member]
Equity Issuance [Line Items]
Shares expired									200,000
Exercise price of shares expired									$ 1.12
Exercise Price of $0.63 [Member]
Equity Issuance [Line Items]
Shares expired							150,000
Exercise price of shares expired							$ 0.63
Exercise Price of $0.72 [Member]
Equity Issuance [Line Items]
Shares expired						1,002,000
Exercise price of shares expired						$ 0.72
Exercise Price of $1.01 [Member]
Equity Issuance [Line Items]
Shares expired					250,000
Exercise price of shares expired					$ 1.01
Exercise Price of $1.30 [Member]
Equity Issuance [Line Items]
Shares expired					150,000
Exercise price of shares expired					$ 1.30
Warrant One [Member]
Equity Issuance [Line Items]
Vesting immediately																		10,416
Option granted, number of shares vesting in installments																		10,416
Beginning date of shares vesting																		Jul. 01, 2015
Expiration period																		5 years
Vesting period																		12 months
Stock option plan expense recognized																																						$ 23,449
Purchase price of options issued																		$ 0.70
Fair value of warrant																		$ 46,897
Warrants outstanding					125,000																																125,000
November 2015 Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued														100,000
Vesting immediately														12,500
Option granted, number of shares vesting in installments														12,500
Stock option plan expense recognized																																			$ 4,138
Stock outstanding																																			100,000	100,000
Option granted, purchase price														$ 0.86
Option granted, value														$ 33,108
October 2015 Employee [Member]
Equity Issuance [Line Items]
Options issued															35,000
Vesting immediately															4,375
Option granted, number of shares vesting in installments															4,375
Stock option plan expense recognized																																			$ 2,043			1,782
Stock outstanding																																			35,000	35,000
Option granted, purchase price															$ 0.74
Option granted, value															$ 16,393
August 2015 New Director [Member]
Equity Issuance [Line Items]
Options issued																	200,000
Vesting immediately																	50,000
Option granted, number of shares vesting in installments																	50,000
Expiration period																	10 years
Stock option plan expense recognized																																			$ 5,586			30,518
Stock outstanding					200,000																														200,000	200,000	200,000
Option granted, purchase price																	$ 0.69
Option granted, value																	$ 90,615
New Director [Member]
Equity Issuance [Line Items]
Options issued																							200,000
Exercise price																							$ 0.763
Vesting immediately																							50,000
Option granted, number of shares vesting in installments																							50,000
Expiration period																							10 years
Fair value of options granted																							$ 122,515
Stock option plan expense recognized																																			$ (19,718)		$ 30,712	30,628
Stock outstanding					200,000																																200,000
Shares rescinded/forfeited							150,000
Frequency of vesting installments																																					Annually
June 2012 Director [Member]
Equity Issuance [Line Items]
Options issued																												200,000
Exercise price																												$ 0.90
Vesting immediately																												50,000
Option granted, number of shares vesting in installments																												50,000
Expiration period																												5 years
Fair value of options granted																												$ 145,150
Vesting period																												3 years
Stock option plan expense recognized																																					$ 0	16,008
Stock outstanding					200,000																																200,000
Frequency of vesting installments																																					Annual
New Director Two [Member]
Equity Issuance [Line Items]
Options issued																									200,000
Exercise price																									$ 0.93
Option granted, number of shares vesting in installments																									50,000
Beginning date of shares vesting																									Nov. 01, 2013
Expiration period																									10 years
Fair value of options granted																									$ 174,106
Stock option plan expense recognized																																						43,527	$ 36,251
Stock outstanding					200,000																																200,000
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Options issued																											75,000
Exercise price																											$ 1.16
Option granted, number of shares vesting in installments																											9,375
Expiration period																											10 years
Fair value of options granted																											$ 81,076
Stock option plan expense recognized																																					$ 0	6,551
Shares rescinded/forfeited														75,000
Frequency of vesting installments																																					Quarterly
November 2010 Director [Member]
Equity Issuance [Line Items]
Options issued																													100,000
Exercise price																													$ 1.00
Vesting immediately																													25,000
Option granted, number of shares vesting in installments																													25,000
Expiration period																5 years													3 years
Vesting period																													3 years
Incremental increase in fair value of modified options																$ 33,393
Stock option plan expense recognized																																					$ 0	33,393
Stock outstanding					100,000																																100,000
Increase in fair value of the modified options																$ 33,393
New Director One [Member]
Equity Issuance [Line Items]
Shares expired																				487,500
Exercise price of warrants																				$ 1.51
March 2014 New Employee1 [Member]
Equity Issuance [Line Items]
Options issued																								30,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								3,750
Expiration period																								10 years
Fair value of options granted																								$ 23,304
Stock option plan expense recognized																																					$ 1,552	11,652
Stock outstanding					30,000																																30,000
Frequency of vesting installments																																					Quarterly
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Options issued																								75,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								9,375
Expiration period																								10 years
Fair value of options granted																								$ 58,384
Stock option plan expense recognized																																					$ 4,363	29,192
Stock outstanding					75,000																																75,000
Frequency of vesting installments																																					Quarterly
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Options issued																								50,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								6,250
Expiration period																								10 years
Fair value of options granted																								$ 38,922
Stock option plan expense recognized																																					$ 3,331	19,427
Stock outstanding					50,000																																50,000
Frequency of vesting installments																																					Quarterly
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Options issued																								125,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								15,625
Beginning date of shares vesting																								Apr. 01, 2014
Expiration period																								10 years
Fair value of options granted																								$ 96,211
Stock option plan expense recognized																																					$ 0	24,183
Shares rescinded/forfeited														93,750			31,250
Frequency of vesting installments																																					Quarterly
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Options issued																								30,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								7,500
Beginning date of shares vesting																								Apr. 01, 2014
Expiration period																								10 years
Fair value of options granted																								$ 22,222
Stock option plan expense recognized																																					$ 0	60
Stock outstanding					30,000																																30,000
Frequency of vesting installments																																					Quarterly
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued																								40,000
Exercise price																								$ 0.92
Option granted, number of shares vesting in installments																								10,000
Beginning date of shares vesting																								Apr. 01, 2014
Expiration period																								10 years
Fair value of options granted																								$ 29,630
Stock option plan expense recognized																																					$ 0	80
Stock outstanding					40,000																																40,000
Frequency of vesting installments																																					Quarterly
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Options issued																						100,000
Exercise price																						$ 0.95
Vesting immediately																						8,333
Option granted, number of shares vesting in installments																						8,337
Beginning date of shares vesting																						Jul. 01, 2014
Expiration period																						5 years
Fair value of options granted																						$ 53,288
Vesting period																						12 months
Stock option plan expense recognized																																					$ 0	21,238
Frequency of vesting installments																																					monthly
Warrants outstanding					100,000																																100,000
December 2014 Senior Advisor [Member]
Equity Issuance [Line Items]
Vesting immediately																					25,000
Option granted, number of shares vesting in installments																					7,500
Expiration period																					5 years
Stock option plan expense recognized																																					$ 0	46,576
Number of shares called by warrants																					100,000																		100,000
Exercise price of warrants																					$ 0.77																		$ 0.77
Fair value of warrant																					$ 46,576																		$ 46,576
Warrants outstanding					100,000																																100,000
Option granted, purchase price																					$ 0.77
Employee [Member]
Equity Issuance [Line Items]
Options issued																					15,000
Exercise price																					$ 0.77
Vesting immediately																					7,500
Option granted, number of shares vesting in installments																					7,500
Expiration period																					10 years
Fair value of options granted																					$ 7,362
Vesting period																					3 months
Stock option plan expense recognized																																					$ 0	7,362
Stock outstanding					2,500																																2,500
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																			10 years
Stock option plan expense recognized																																						1,231
Option granted, purchase price																			$ 0.80
Option granted, value																			$ 1,231
Number of shares purchased																			2,500
Common Stock And Warrants [Member]
Equity Issuance [Line Items]
Number of units offered (upper limit)																																	20
Number of shares comprising unit																																	100,000
Share issued, shares																																	2,816,199
Common Stock And Warrants [Member] | Warrant Three [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 0.85																																$ 0.85
Warrants outstanding					1,408,102																																1,408,102
Common Stock And Warrants [Member] | Warrant Four [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 1.02																																$ 1.02
Warrants outstanding					1,408,097																																1,408,097
Units [Member]
Equity Issuance [Line Items]
Exercise price of warrants					$ 0.80																																$ 0.80
Warrants outstanding					3,977,568																																3,977,568
Number of shares comprising unit																																50,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																	$ 0.85
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																	$ 1.02
July 2015 Employees and director [Member]
Equity Issuance [Line Items]
Options issued																		2,100,000
Expiration period																		10 years
Stock option plan expense recognized																																						931,284
Stock outstanding					2,100,000																																2,100,000
Option granted, purchase price																		$ 0.70
Option granted, value																		$ 931,284
August 2015 Employee [Member]
Equity Issuance [Line Items]
Options issued																	50,000
Vesting immediately																	12,500
Option granted, number of shares vesting in installments																	12,500
Expiration period																	10 years
Stock option plan expense recognized																																						$ 12,727
Stock outstanding					50,000																																50,000
Option granted, purchase price																	$ 0.67
Option granted, value																	$ 19,930
Director One Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Options issued																															5,510						38,928	24,758
Fair value of options granted																															$ 4,000						$ 42,387
Stock option plan expense recognized																																					$ 24,000	$ 18,387
Share issued, shares											3,330	3,750
Share issued, value											$ 2,000	$ 2,000
Number of common stock issued for investor relations services																																						12,718
Fair value of common stock issued for investor relations services																																						$ 8,387
Private Placement [Member]
Equity Issuance [Line Items]
Expiration period																																5 years
Proceeds from issuance of common stock and warrants																																$ 2,400,000
Share issued, shares																																3,977,568
Common Stock for Investor Relations Services [Member]
Equity Issuance [Line Items]
Stock option plan expense recognized																																						$ 30,575
Number of common stock issued for investor relations services																																						37,500
Fair value of common stock issued for investor relations services																																						$ 30,575
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Options issued								150,000
Exercise price								$ 0.63
Vesting immediately								12,500
Option granted, number of shares vesting in installments								12,500
Beginning date of shares vesting								Jul. 01, 2016
Expiration period								5 years
Fair value of options granted								$ 60,272
Vesting period								12 months
Stock option plan expense recognized																																					$ 25,703
Warrants outstanding					150,000																																150,000
December 2015 Senior Advisor [Member]
Equity Issuance [Line Items]
Vesting immediately													31,250
Option granted, number of shares vesting in installments													9,375
Expiration period													5 years
Stock option plan expense recognized																																					$ 46,947
Number of shares called by warrants													125,000																			125,000						125,000
Exercise price of warrants													$ 0.60																			$ 0.60						$ 0.60
Fair value of warrant													$ 44,868																			$ 44,868						$ 44,868
Warrants outstanding					125,000																																125,000
Subsequent Event [Member]
Equity Issuance [Line Items]
Number of shares called by warrants																																								469,000
Director Serving as a member of the Company's Operations Committee [Member]
Equity Issuance [Line Items]
Stock option plan expense recognized																																			$ 6,000
Share issued, shares																																			8,398
Share issued, value																																			$ 6,000
Director Serving as a member of the Company's Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Share issued, shares		2,599
Share issued, value		$ 2,000
Five Independent Directors [Member]
Equity Issuance [Line Items]
Options issued				50,000
Exercise price				$ 0.85
Vesting immediately				20,000
Option granted, number of shares vesting in installments				10,000
Expiration period				10 years
Fair value of options granted				$ 26,547
Stock option plan expense recognized																																			$ 79,280
Stock outstanding																																			250,000	250,000
Option granted, value				$ 26,547
December 2016 Senior Advisor [Member]
Equity Issuance [Line Items]
Options issued					275,000
Exercise price					$ 0.60
Vesting immediately					181,250
Option granted, number of shares vesting in installments					9,375
Expiration period					5 years
Stock option plan expense recognized																																			$ 106,576
Stock outstanding																																			275,000	275,000
Option granted, value					$ 102,222
November 2016 Director [Member]
Equity Issuance [Line Items]
Options issued						100,000
Exercise price						$ 0.75
Expiration period						10 years
Stock option plan expense recognized																																			$ 44,789
Stock outstanding																																			100,000	100,000
Option granted, value						$ 44,789
Employee [Member]
Equity Issuance [Line Items]
Stock option plan expense recognized																																			$ 217
Stock outstanding																																			5,000	5,000
Employee [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued						15,000
Exercise price						$ 0.60
Vesting immediately						1,875
Option granted, number of shares vesting in installments						1,875
Fair value of options granted						$ 5,674
Stock option plan expense recognized																																			$ 704		$ 954
Stock outstanding																																			15,000	15,000
Employee [Member] | May 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued									5,000
Exercise price									$ 0.60
Option granted, number of shares vesting in installments									625
Beginning date of shares vesting									Aug. 04, 2016
Fair value of options granted									$ 1,738
Stock option plan expense recognized																																					$ 571
Stock outstanding					5,000																																5,000
Issued Warrant For Accounting Services [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments								12,500
Expiration period								5 years
Stock option plan expense recognized																																			$ 15,894
Stock outstanding																																			150,000	150,000
New Employee [Member]
Equity Issuance [Line Items]
Options issued								15,000
Exercise price								$ 0.63
Option granted, number of shares vesting in installments								1,875
Beginning date of shares vesting								Sep. 27, 2016
Expiration period								10 years
Fair value of options granted								$ 6,216
Stock option plan expense recognized																																			$ 776		$ 1,580
Stock outstanding																																			15,000	15,000
Independent Director [Member]
Equity Issuance [Line Items]
Stock outstanding																																			40,000	40,000
Amortization adjustment																																			$ 4,295
July 2016 New Employee [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments								1,875
Expiration period								10 years
November 2016 Employee [Member]
Equity Issuance [Line Items]
Option granted, number of shares vesting in installments						12,500
Expiration period						10 years
Investor [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance												20,000,000
Purchase of options, shares												5,000,000
Agreement With Institutional Investor Term												36 months
Common stock reserved for additional commitment fees to the institutional investor																																				564,675
Share issued, shares												350,000																							1,600,000	4,000,000
Share issued, value												$ 237,965																							$ 1,072,160	$ 2,625,350
Additional shares issued																																			34,844	85,325
Additional shares issued, Amount																																			$ 24,753	$ 58,673
Six Independent Directors [Member]
Equity Issuance [Line Items]
Options issued											50,000
Exercise price											$ 0.68
Vesting immediately											20,000
Option granted, number of shares vesting in installments											10,000
Beginning date of shares vesting											Apr. 01, 2016
Expiration period											10 years
Fair value of options granted											$ 21,475
Stock option plan expense recognized																																					$ 128,850
Stock outstanding					300,000																																300,000
Directors [Member]
Equity Issuance [Line Items]
Options issued	100,000																		50,000
Exercise price																			$ 0.80
Vesting immediately																			20,000
Option granted, number of shares vesting in installments																			10,000
Beginning date of shares vesting																			Apr. 01, 2015
Expiration period																			10 years
Fair value of options granted	$ 44,789																		$ 24,901
Stock option plan expense recognized																																					$ 0	$ 124,505
Stock outstanding					250,000																																250,000
Shares rescinded/forfeited																		100,000
Shares expired																		100,000
Frequency of vesting installments																																					quarterly
Directors [Member] | May 2016 Issuance [Member]
Equity Issuance [Line Items]
Options issued									200,000
Exercise price									$ 0.60
Expiration period									10 years
Fair value of options granted									$ 67,376
Stock option plan expense recognized																																					$ 67,376
Stock outstanding					200,000																																200,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)												$ 20,000,000														$ 20,000,000
Agreement With Institutional Investor Term												36 months
Common stock issued to institutional investor as commitment fee, shares												350,000																		34,844							50,481
Common stock issued to institutional investor as commitment fee												$ 237,965																		$ 24,754							$ 33,920
Common stock reserved for additional commitment fees to the institutional investor												650,000																		564,675							599,519
Share issued, shares																														1,600,000							2,400,000
Share issued, value																														$ 1,072,160							$ 1,553,190
Employee Two [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued						250,000
Exercise price						$ 0.615
Expiration period						5 years
Fair value of options granted						$ 55,898
Stock option plan expense recognized																																					$ 55,898
Warrants outstanding					250,000																																250,000
Employee Three [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued						100,000
Exercise price						$ 0.615
Vesting immediately						100,000
Expiration period						5 years
Fair value of options granted						$ 22,359
Stock option plan expense recognized																																					$ 22,359
Warrants outstanding					100,000																																100,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued																																					250,000
Exercise price																																					$ 0.565
Expiration period																																					10 years
Fair value of options granted																																					$ 84,844
Stock option plan expense recognized					$ 84,844
Stock outstanding					250,000																																250,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Options issued			350,000
Exercise price			$ 0.70
Vesting immediately			87,500
Option granted, number of shares vesting in installments			87,500
Expiration period			10 years
Option granted, value			$ 280,120